UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1806

Waddell & Reed Advisors Vanguard Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Vanguard Fund
March 31, 2007
COMMON STOCKS	Shares	Value

Aircraft - 4.66%
Boeing Company (The)	608,400	$54,092,844
United Technologies Corporation	378,600	24,609,000
		78,701,844
Beverages - 2.05%
PepsiCo, Inc.	544,300	34,595,708

Broadcasting - 1.24%
Comcast Corporation, Class A*	806,700	20,917,731

Business Equipment and Services - 0.00%
Robert Half International Inc.	15	555

Capital Equipment - 2.72%
Deere & Company	422,900	45,943,856

Chemicals - Petroleum and Inorganic - 4.41%
Monsanto Company	1,356,700	74,564,232

Communications Equipment - 7.64%
Cisco Systems, Inc.*	4,300,200	109,633,599
QUALCOMM Incorporated	455,700	19,419,656
		129,053,255
Computers - Main and Mini - 1.67%
Hewlett-Packard Company	705,300	28,310,742

Computers - Micro - 5.11%
Apple Inc.*	930,500	86,448,103

Computers - Peripherals - 5.87%
Adobe Systems Incorporated*	1,501,500	62,605,042
Electronic Arts Inc.*	728,200	36,650,306
		99,255,348
Consumer Electronics - 4.24%
Research In Motion Limited*	525,400	71,714,473

Defense - 2.25%
General Dynamics Corporation	497,700	38,024,280

Electronic Components - 3.22%
Broadcom Corporation, Class A*	789,200	25,297,806
Microchip Technology Incorporated	818,655	29,099,092
		54,396,898
Health Care - Drugs - 12.01%
Abbott Laboratories	675,400	37,687,320
Alcon, Inc.	150,300	19,812,546
Allergan, Inc.	229,000	25,377,780
Genentech, Inc.*	717,000	58,880,040
Gilead Sciences, Inc.*	800,600	61,217,879
		202,975,565
Health Care - General - 3.19%
DENTSPLY International Inc.	266,000	8,710,170
Johnson & Johnson	270,200	16,282,252
Roche Holding Ltd, ADR	185,900	16,489,330
Zimmer Holdings, Inc.*	145,500	12,427,155
		53,908,907
Hotels and Gamings - 5.36%
International Game Technology	710,100	28,673,838
Las Vegas Sands, Inc.*	715,100	61,934,811
		90,608,649
Household - General Products - 6.97%
Colgate-Palmolive Company	973,800	65,040,102
Procter & Gamble Company (The)	835,400	52,763,864
		117,803,966
Motor Vehicles - 0.54%
Harley-Davidson, Inc.	154,800	9,094,500

Petroleum - Services - 6.07%
Schlumberger Limited	499,000	34,480,900
Smith International, Inc.	1,415,754	68,026,980
		102,507,880
Retail - Food Stores - 0.73%
Walgreen Co.	268,870	12,338,444

Retail - General Merchandise - 2.80%
Kohl's Corporation*	617,500	47,306,675

Security and Commodity Brokers - 11.34%
Chicago Mercantile Exchange Holdings Inc.	125,600	66,876,976
Goldman Sachs Group, Inc. (The)	283,900	58,662,257
UBS AG	1,110,800	66,014,844
		191,554,077
Timesharing and Software - 5.33%
Google Inc., Class A*	113,200	51,832,582
Paychex, Inc.	539,200	20,414,112
Yahoo! Inc.*	567,800	17,763,623
		90,010,317

TOTAL COMMON STOCKS - 99.42%		$1,680,036,005

(Cost: $1,335,614,560)

SHORT-TERM SECURITIES - 0.58%	Principal Amount in Thousands

Aluminum
Alcoa Incorporated,
5.44%, 4-2-07	$9,735	9,733,529
(Cost: $9,733,529)

TOTAL INVESTMENT SECURITIES - 100.00%		$1,689,769,534

(Cost: $1,345,348,089)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Vanguard Fund, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: May 30, 2007

By /s/Theodore W. Howard
Theodore W. Howard, Principal Financial Officer

Date: May 30, 2007